Subsequent Events	9 Months Ended
Sep. 30, 2019
Successor [Member]
Subsequent Events

19. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated interim financial statements are issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated interim financial statements. [UPDATE]